Note 6 - Short-term Investments - Summary of Short-term Investments (Details) - Bank Time Deposits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cost	$ 21,532	$ 11,233
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	$ 21,532	$ 11,233